Interests in unconsolidated structured entities	12 Months Ended
Dec. 31, 2018
Disclosure of unconsolidated structured entities [Abstract]
Interests in unconsolidated structured entities
56.	Interests in unconsolidated structured entities

(a)	The nature and extent of interests in unconsolidated structured entities

The Group involved in assets-backed securitization, structured financing, beneficiary certificates (primarily investment funds) and other structured entities and characteristics of these structured entities are as follows:

Description
Assets-backed securitization	Securitization vehicles are established to buy assets from originators and issue asset-backed securities in order to facilitate the originators’ funding activities and enhance their financial soundness. The Group is involved in the securitization vehicles by purchasing (or committing to purchase) the asset-backed securities issued and/or providing other forms of credit enhancement.

The Group does not consolidate a securitization vehicle if (i) the Group is unable to make or approve decisions as to the modification of the terms and conditions of the securities issued by such vehicle or disposal of such vehicles’ assets, (ii) (even if the Group is so able) if the Group does not have the exclusive or primary power to do so, or (iii) if the Group does not have exposure, or right, to a significant amount of variable returns from such entity due to the purchase (or commitment to purchase) of asset-backed securities so issued or subordinated obligations or by providing other forms of credit support.

Structured financing	Structured entities for project financing are established to raise funds and invest in a specific project such as M&A (mergers and acquisitions), BTL (build-transfer-lease), shipping finance, etc. The Group is involved in the structured entities by originating loans, investing in equity, or providing credit enhancement.

Investment fund	Investment fund means an investment trust, a PEF (private equity fund) or a partnership which invests in a group of assets such as stocks or bonds by issuing a type of beneficiary certificates to raise funds from the general public, and distributes its income and capital gains to their investors. The Group manages assets by investing in shares of investment fund or playing a role of an operator or a GP (general partner) of investment fund, on behalf of other investors.

The size of unconsolidated structured entities as of December 31, 2017 and 2018 are as follows:

	2017		2018
Total assets:
Asset-backed securitization	~~W~~	175,953,075	196,108,655
Structured financing		84,719,599	132,050,391
Investment fund		69,736,443	71,487,406

	~~W~~	330,409,117	399,646,452

(b)	Nature of risks

i) The carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities as of December 31, 2017 and 2018 are as follows:

	2017
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets:
Loans	~~W~~	329,776	6,189,042	91,078	6,609,896
Trading assets		3,201,400	958	351,290	3,553,648
Derivative assets		14,218	—	—	14,218
Available-for-sale financial assets		2,200,974	400,283	3,525,538	6,126,795
Held-to-maturity financial assets		3,259,451	—	—	3,259,451
Other assets		729	2,576	1,150	4,455

	~~W~~	9,006,548	6,592,859	3,969,056	19,568,463

Liabilities:
Derivative liabilities	~~W~~	4,448	—	—	4,448
Other		557	1,050	9	1,616

	~~W~~	5,005	1,050	9	6,064

	2018
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets:
Loans measured at fair value through profit or loss	~~W~~	292	504,571	802,825	1,307,688
Loan at amortized cost		478,998	6,925,438	33,500	7,437,936
Securities at fair value through profit or loss		4,263,817	288,757	5,293,807	9,846,381
Derivate assets		16,390	578	—	16,968
Securities at fair value through other comprehensive income		2,244,364	91,316	32,279	2,367,959
Securities at amortized cost		4,277,675	—	—	4,277,675
Other assets		5,453	48,457	34,333	88,243

	~~W~~	11,286,989	7,859,117	6,196,744	25,342,850

Liabilities:
Derivative liabilities	~~W~~	111	—	—	111
Other		5,368	4,128	—	9,496

	~~W~~	5,479	4,128	—	9,607

ii) Exposure to risk relating to its interests in unconsolidated structured entities as of December 31, 2017 and 2018 are as follows:

	2017
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	9,006,548	6,592,859	3,969,056	19,568,463
ABS and ABCP commitments		1,391,035	57,300	452,311	1,900,646
Loan commitments		529,566	719,650	31,987	1,281,203
Guarantees		74,300	15,200	—	89,500
Others		4,200	45,634	—	49,834

	~~W~~	11,005,649	7,430,643	4,453,354	22,889,646

	2018
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	11,286,989	7,859,117	6,196,744	25,342,850
ABS and ABCP commitments		1,395,417	2,300	602,594	2,000,311
Loan commitments		1,791,650	815,910	26,100	2,633,660
Guarantees		88,810	142,032	—	230,842
Others		—	49,464	—	49,464

	~~W~~	14,562,866	8,868,823	6,825,438	30,257,127